Common Stock (Details) In Millions	12 Months Ended
Sep. 30, 2011
Common Stock [Abstract]
Shares of common stock reserved for issuance under stock-based compensation plans	55
Common shares repurchased	18.7
Treasury shares re-issued	4.9